Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ (51,010)	¥ (54,673)	¥ 44,066
Cumulative effect of applying ASC 715 to opening balance			(418)
Net change for the year	(24,572)	3,626	(98,321)
Other	(51)	37
Ending Balance	(75,633)	(51,010)	(54,673)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(75,449)	(66,202)	(33,794)
Net change for the year	(28,861)	(9,287)	(32,408)
Other	5	40
Ending Balance	(104,305)	(75,449)	(66,202)
Pension Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1,053	53	12,865
Cumulative effect of applying ASC 715 to opening balance			(418)
Net change for the year	(4,530)	1,003	(12,394)
Other	(57)	(3)
Ending Balance	(3,534)	1,053	53
Net Unrealized Gains on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	23,468	11,621	64,799
Net change for the year	8,767	11,847	(53,178)
Ending Balance	32,235	23,468	11,621
Net Unrealized Gains (Losses) on Derivative Financial Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(82)	(145)	196
Net change for the year	52	63	(341)
Other	1
Ending Balance	¥ (29)	¥ (82)	¥ (145)